Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s customers who accounted for 10% or more of the Partnership's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Royal Dutch Shell Plc. (i) (ii)	$134.4 or 23%	$126.9 or 21%	$115.4 or 23%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$71.5 or 12%	$71.1 or 12%	$70.6 or 14%
Naturgy Energy Group S.A. (i)	$65.3 or 11%	$65.6 or 11%	Less than 10%
Cheniere Marketing International (i)	$61.0 or 10%	$60.6 or 11%	$60.1 or 12%
(i)LNG segment.
(ii)Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.

Segment Reporting Information
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	552,416	38,687	—	591,103
Voyage expenses	(3,009)	(14,385)	—	(17,394)
Vessel operating expenses	(98,572)	(17,824)	—	(116,396)
Time-charter hire expenses	(23,564)	—	—	(23,564)
Depreciation and amortization	(122,523)	(7,229)	—	(129,752)
General and administrative expenses(i)	(24,879)	(2,025)	—	(26,904)
Write-down of vessels	—	(51,000)	—	(51,000)
Income (loss) from vessel operations	279,869	(53,776)	—	226,093

Equity income (loss)	79,244	(7,011)	—	72,233
Investment in and advances to equity-accounted joint ventures, net	934,059	133,724	—	1,067,783
Expenditures for vessels and equipment	(12,382)	(1,093)	—	(13,475)
Expenditures for dry docking	(4,862)	(2,106)	—	(6,968)

	Year Ended December 31, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	555,303	39,211	6,742	601,256
Voyage expenses	(4,493)	(16,563)	(331)	(21,387)
Vessel operating expenses	(90,954)	(17,888)	(2,743)	(111,585)
Time-charter hire expenses	(19,994)	—	—	(19,994)
Depreciation and amortization	(128,138)	(7,931)	(696)	(136,765)
General and administrative expenses(i)	(20,193)	(1,789)	(539)	(22,521)
Gain on sales of vessels and write-down of vessels	14,349	—	(785)	13,564
Restructuring charges	(400)	—	(2,915)	(3,315)
Income (loss) from vessel operations	305,480	(4,960)	(1,267)	299,253

Equity income (loss)	59,600	(781)	—	58,819
Investment in and advances to equity-accounted joint ventures, net	1,003,581	151,735	—	1,155,316
Expenditures for vessels and equipment	(101,052)	(1,538)	—	(102,590)
Expenditures for dry docking	(8,224)	(2,776)	—	(11,000)

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	454,517	23,922	32,323	510,762
Voyage expenses	(2,750)	(15,907)	(9,580)	(28,237)
Vessel operating expenses	(82,952)	(20,932)	(13,774)	(117,658)
Time-charter hire expenses	(7,670)	—	—	(7,670)
Depreciation and amortization	(111,360)	(7,748)	(5,270)	(124,378)
General and administrative expenses(i)	(23,270)	(2,932)	(2,310)	(28,512)
Write-down of goodwill and vessels	—	(33,790)	(20,863)	(54,653)
Restructuring charges	—	—	(1,845)	(1,845)
Income (loss) from vessel operations	226,515	(57,387)	(21,319)	147,809

Equity income (loss)	60,228	(6,682)	—	53,546
Expenditures for vessels and equipment	(684,951)	(1,230)	(124)	(686,305)
Expenditures for dry docking	(7,505)	(5,059)	(15)	(12,579)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets presented in the Partnership's consolidated balance sheets is as follows:

	December 31, 2020 $	December 31, 2019 $
Total assets of the liquefied natural gas segment	4,395,336	4,924,627
Total assets of the liquefied petroleum gas segment	246,982	319,695
Unallocated:
Cash and cash equivalents	206,762	160,221
Advances to affiliates	4,924	5,143
Consolidated total assets	4,854,004	5,409,686